Business Segments (Tables)	12 Months Ended
Aug. 27, 2016
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following table shows information by reporting segment for Fiscal 2016, Fiscal 2015 and Fiscal 2014:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Net revenues
Motorized	$885,814	$904,821	$887,040
Towable	89,412	71,684	58,123
Consolidated	$975,226	$976,505	$945,163

Adjusted EBITDA
Motorized	$57,365	$57,102	$61,974
Towable	4,952	2,767	1,359
Consolidated	$62,317	$59,869	$63,333

Capital Expenditures
Motorized	$23,920	$10,923	$10,383
Towable	631	5,650	93
Consolidated	$24,551	$16,573	$10,476

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015
Total Assets
Motorized	$368,941	$339,392
Towable	21,777	22,782
Consolidated	$390,718	$362,174

Reconciliation of net income to consolidated Adjusted EBITDA:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Net income	$45,496	$41,210	$45,053
Interest expense	—	10	—
Provision for income taxes	20,702	18,324	19,624
Depreciation and amortization	5,745	4,513	3,997
EBITDA	71,943	64,057	68,674
Postretirement health care benefit income	(6,124)	(4,073)	(4,573)
Legal settlement	(3,400)	—	—
Transaction costs	355	—	—
Non-operating income	(457)	(115)	(768)
Adjusted EBITDA	$62,317	$59,869	$63,333

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
Net revenue by geographic area:

	Year Ended
(In thousands)	August 27, 2016		August 29, 2015		August 30, 2014
United States	$940,230	96.4%	$920,315	94.2%	$873,910	92.5%
International	34,996	3.6%	56,190	5.8%	71,253	7.5%
Total net revenues	$975,226	100.0%	$976,505	100.0%	$945,163	100.0%